UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-103095
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 35	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 669	☑
(Check appropriate box or boxes.)
Nationwide Variable Account - II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
August 19, 2015

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)
□	on [date] pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated August 19, 2015
to the following prospectus(es):
BOA IV, BOA America's Vision Annuity, BOA America's Future Annuity II, BOA Achiever Annuity, America's Horizon Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, BOA Elite Venue Annuity, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Nationwide Destination C, BOA America's Future Annuity, BOA America's Exclusive Annuity II, BOA V, BOA FPVUL, BOA Next Generation FPVUL, BOA ChoiceLife FPVUL, BOA Next Generation II FPVUL, NLIC Options Plus, and NLIC Options Premier prospectus dated May 1, 2015
BOA America's Income Annuity prospectus dated May 1, 2014
BOA Choice Venue Annuity II, BOA Choice Annuity, and BOA Choice Venue Annuity prospectus dated May 1, 2013
Schwab Custom Solutions Variable Annuity prospectus dated May 1, 2010
BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA ChoiceLife Survivorship II, Next Generation Survivorship Life, BOA Protection Survivorship Life, BOA ChoiceLife Protection, and Marathon VUL (NLAIC)prospectus dated May 1, 2009
Nationwide Enterprise The Best of America Annuity, BOA MSPVL, BOA MSPVL II (BOA MSPVL Future), BOA Protection FPVUL, BOA ChoiceLife Protection, FPVUL Nationwide Options Select - New York, Survivor Options Premier (NLIC), Survivor Options Elite (NLIC), Nationwide Options Select AO, and Options Premier (NLAIC)prospectus dated May 1, 2008
Survivor Options VL (NLAIC) prospectus dated May 1, 2000
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
1) Effective July 1, 2015, Wells Capital Management (WellsCap), along with the rest of the Asset Management Division of Wells Fargo, rebranded under one name and logo: Wells Fargo Asset Management. This change was made strictly to unify and utilize the recognizable brand identity of Wells Fargo. No other changes are made, materially or otherwise, to WellsCap or to the underlying subaccounts in the product to which WellsCap is a subadviser.
2) On June 24, 2015, the Board of Trustees of Neuberger Berman Advisers Management Trust approved a Plan of Reorganization of Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio (the “Target Fund”) into Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio (the “Surviving Fund”). The merger is expected to occur on or about November 6, 2015 (the “Merging Date”). Effective on or about November 4, 2015 (the “Closing Date”), the Target Fund will no longer be available to receive transfers or new purchase/premium payments. After the Merging Date, the Target Fund will be dissolved. Any allocations made to the Target Fund will be automatically allocated to the Surviving Fund, subject to availability. As such, the following changes apply to the contract/policy:
•	Effective on the Closing Date, the Surviving Fund is added as an investment option under the contract/policy, and the following disclosure is added to Appendix A: Subaccount Information:
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	The Fund seeks growth of capital.
•	Effective on the Merging Date, any and all references in the prospectus to the Target Fund are deleted and replaced with the Surviving Fund.
•	Effective on the Merging Date, any and all allocations to the Target Fund are transferred to the Surviving Fund.
•	The Surviving Fund is only available as an investment option to contracts/policies issued prior to November 6, 2015.
GWP-0559
1

Incorporation by Reference
The prospectus and statement of additional information and Part C that were effective May 1, 2015, previously filed with the Commission under SEC file No. 333-103095, are hereby incorporated by reference and made a part of this registration statement.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on August 19, 2015.
Nationwide Variable Account - II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on August 19, 2015.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact